Exhibit 99.1

NISSAN AUTO LEASE TRUST 2016-B

Servicer’s Report

Collection Period Start	1-Dec-17	Distribution Date	16-Jan-18
Collection Period End	31-Dec-17	30/360 Days	30
Beg. of Interest Period	15-Dec-17	Actual/360 Days	32
End of Interest Period	16-Jan-18

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,357,159,875.53	933,185,635.61	888,875,638.70	0.6549528
Total Securities		1,357,159,875.53	933,185,635.61	888,875,638.70	0.6549528
Class A-1 Notes	0.750000%	120,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.260000%	375,000,000.00	161,933,943.98	130,875,534.93	0.3490014
Class A-2b Notes	1.757030%	160,000,000.00	69,091,816.10	55,840,228.24	0.3490014
Class A-3 Notes	1.500000%	388,000,000.00	388,000,000.00	388,000,000.00	1.0000000
Class A-4 Notes	1.610000%	97,000,000.00	97,000,000.00	97,000,000.00	1.0000000
Certificates	0.000000%	217,159,875.53	217,159,875.53	217,159,875.53	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	31,058,409.05	170,030.64	82.8224241	0.4534150
Class A-2b Notes	13,251,587.86	107,907.91	82.8224241	0.6744244
Class A-3 Notes	0.00	485,000.00	0.0000000	1.2500000
Class A-4 Notes	0.00	130,141.67	0.0000000	1.3416667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	44,309,996.91	893,080.22

NISSAN AUTO LEASE TRUST 2016-B

Servicer’s Report

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal	13,351,790.60
Monthly Interest	4,381,670.91

Total Monthly Payments	17,733,461.51
Interest Rate Cap Payments	0.00
Advances:
Aggregate Monthly Payment Advances	762,883.09
Aggregate Sales Proceeds Advance	17,404,264.52

Total Advances	18,167,147.61
Vehicle Disposition Proceeds:
Reallocation Payments	21,177,596.07
Repurchase Payments	0.00
Net Auction Proceeds	0.00
Recoveries	0.00
Net Liquidation Proceeds	8,261,778.33
Excess Wear and Tear and Excess Mileage	159,026.76
Remaining Payoffs	0.00
Net Insurance Proceeds	854,199.14
Residual Value Surplus	320,924.22

Total Collections	66,674,133.64

NISSAN AUTO LEASE TRUST 2016-B

Servicer’s Report

Vehicle Disposition Activity for the current month—Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	17,237,745.72			1,227
Involuntary Repossession	317,117.35			23
Voluntary Repossession	230,716.00			17
Full Termination	3,371,280.00			253
Bankruptcty	20,737.00			1
Insurance Payoff		843,342.05		49
Customer Payoff			168,035.44	9
Grounding Dealer Payoff			4,701,796.64	234
Dealer Purchase			1,485,518.46	61

Total	21,177,596.07	843,342.05	6,355,350.54	1,874

NISSAN AUTO LEASE TRUST 2016-B

Servicer’s Report

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance—Beginning of Period	53,966	1,120,500,337.36	7.00000%	933,185,635.61
Total Depreciation Received		(16,400,437.48)		(12,829,160.46)
Principal Amount of Gross Losses	(89)	(1,716,953.76)		(1,443,445.30)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(1,113)	(19,683,285.14)		(16,518,863.38)
Scheduled Terminations	(849)	(15,911,773.74)		(13,518,527.77)

Pool Balance—End of Period	51,915	1,066,787,887.24		888,875,638.70
Remaining Pool Balance
Lease Payment				183,349,885.37
Residual Value				705,525,753.33

Total				888,875,638.70

III. DISTRIBUTIONS

Total Collections				66,674,133.64
Reserve Amounts Available for Distribution				0.00

Total Available for Distribution				66,674,133.64
1. Amounts due Indenture Trustee as Compensation or Indemnity				0.00
2. Reimbursement of Payment Advance				571,388.38
3. Reimbursement of Sales Proceeds Advance				14,418,525.69
4. Servicing Fee:
Servicing Fee Due				777,654.70
Servicing Fee Paid				777,654.70
Servicing Fee Shortfall				0.00

Total Trustee, Advances and Servicing Fee Paid				15,767,568.77

NISSAN AUTO LEASE TRUST 2016-B

Servicer’s Report

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	170,030.64
Class A-2a Notes Monthly Interest Paid	170,030.64
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	107,907.91
Class A-2b Notes Monthly Interest Paid	107,907.91
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	485,000.00
Class A-3 Notes Monthly Interest Paid	485,000.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00

NISSAN AUTO LEASE TRUST 2016-B

Servicer’s Report

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	130,141.67
Class A-4 Notes Monthly Interest Paid	130,141.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	893,080.22
Total Note and Certificate Monthly Interest Paid	893,080.22
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	50,013,484.65
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	44,309,996.91
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	44,309,996.91
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00

NISSAN AUTO LEASE TRUST 2016-B

Servicer’s Report

7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	5,703,487.74
IV. RESERVE ACCOUNT

Initial Reserve Account Amount	6,785,799.38
Required Reserve Account Amount	20,357,398.13
Beginning Reserve Account Balance	20,357,398.13
Additional Cash Infusion	0.00
Reinvestment Income for the Period	0.00
Reserve Fund Available for Distribution	20,357,398.13
Reserve Fund Draw Amount	0.00
Deposit of Remaining Available Collections	5,703,487.74
Gross Reserve Account Balance	26,060,885.87
Remaining Available Collections Released to Seller	5,703,487.74
Total Ending Reserve Account Balance	20,357,398.13

NISSAN AUTO LEASE TRUST 2016-B

Servicer’s Report

V. POOL STATISTICS

Weighted Average Remaining Maturity			10.89
Monthly Prepayment Speed			100%
Lifetime Prepayment Speed			82%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,508,896.50
Securitization Value of Defaulted Receivables and Casualty Receivables		1,443,445.30	89
Aggregate Defaulted and Casualty Gain (Loss)		65,451.20
Pool Balance at Beginning of Collection Period		933,185,635.61
Net Loss Ratio
Current Collection Period		0.0070%
Preceding Collection Period		-0.0369%
Second Preceding Collection Period		-0.0309%
Third Preceding Collection Period		-0.0090%
Cumulative Net Losses for all Periods		0.2059%	2,793,716.11

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.97%	9,036,953.45	527
61-90 Days Delinquent	0.23%	2,181,585.33	128
91-120 Days Delinquent	0.07%	698,141.79	43
More than 120 Days	0.02%	178,245.17	10

Total Delinquent Receivables:	1.28%	12,094,925.74	708

NISSAN AUTO LEASE TRUST 2016-B

Servicer’s Report

61+ Days Delinquencies as Percentage of Receivables	Amount	Number
Current Collection Period	0.33%	0.34%
Preceding Collection Period	0.27%	0.28%
Second Preceding Collection Period	0.23%	0.24%
Third Preceding Collection Period	0.30%	0.31%
60 Day Delinquent Receivables	3,742,598.73
Delinquency Percentage	0.40%
Delinquency Trigger	4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	20,609,025.72	1,480
Securitization Value	22,323,466.20	1,480

Aggregate Residual Gain (Loss)	(1,714,440.48)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	102,119,387.04	7,059
Cumulative Securitization Value	109,637,670.66	7,059

Cumulative Residual Gain (Loss)	(7,518,283.62)

NISSAN AUTO LEASE TRUST 2016-B

Servicer’s Report

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance	22,444,575.69
Reimbursement of Outstanding Advance	14,418,525.69
Additional Advances for current period	17,404,264.52

Ending Balance of Residual Advance	25,430,314.52

Beginning Balance of Payment Advance	1,764,819.09
Reimbursement of Outstanding Payment Advance	571,388.38
Additional Payment Advances for current period	762,883.09

Ending Balance of Payment Advance	1,956,313.80

NISSAN AUTO LEASE TRUST 2016-B

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge- offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience ?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO